SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2022 USD ($) shares	Jul. 27, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 01, 2022 ₪ / shares shares	Mar. 01, 2022 $ / shares shares
Stok option, ordinary Shares			800,937	0
Ordinary shares exercise price | $ / shares			$ 3.25	$ 0
Transaction costs | $	$ 369
Intrinsic value of options exercised | $			$ 7	$ 0
Unrecognized compensation | $			$ 1,125
Pre-funded warrant issued purchase of ordinary shares					440,159	440,159
Warrants exercise price | $ / shares						$ 0.0001
Stock option plans, weighted average period			3.58
Option Plan [Member]
Stok option, ordinary Shares			188,950
March Warrants [Member]
Gross proceeds from registered direct offering | $			$ 1,740
Transaction costs | $			$ 173
Stock options, expirations shares			564,869
Pre-funded warrant issued purchase of ordinary shares			564,869		564,869	564,869
Warrants exercise price | $ / shares						$ 7
Accredited Institutional Investor [Member]
Gross proceeds from registered direct offering | $	$ 4
Ordinary shares, price per share | ₪ / shares					₪ 2.5
Stok option, ordinary Shares	313,000
Pre-funded warrant issued purchase of ordinary shares					440,159	440,159
Investor [Member]
warrants to purchase ordinary shares		564,869
Warrants exercise price | $ / shares		$ 3.2
Maximum [Member]
Expiration period of shares			10 years